UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08991

Name of Fund: BlackRock High Yield Trust (BHY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock High Yield Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2012

Date of reporting period: 11/30/2011

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2011 (Unaudited)	BlackRock High Yield Trust (BHY)
(Percentages shown are based on Net Assets)

Common Stocks (a)	Shares	Value
Auto Components — 2.3%
Delphi Debtor-in-Possession Holding Co. LLP:
Class B Membership Interests	15,046	$305,718
Class B Membership Interests	35,107	695,050
		1,000,768
Capital Markets — 0.1%
E*Trade Financial Corp.	4,900	44,982
Hotels, Restaurants & Leisure — 0.0%
Travelport Worldwide Ltd.	12,460	6,230
Paper & Forest Products — 0.0%
Ainsworth Lumber Co. Ltd.	2,507	2,507
Ainsworth Lumber Co. Ltd.	2,234	2,234
		4,741
Software — 0.1%
Bankruptcy Management Solutions, Inc.	91	1
HMH Holdings/EduMedia	13,576	20,364
		20,365
Total Common Stocks – 2.5%		1,077,086

Corporate Bonds	Par (000)
Aerospace & Defense — 0.8%
Huntington Ingalls Industries, Inc., 6.88%, 3/15/18 (b)	$160	156,800
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17	200	201,500
		358,300
Air Freight & Logistics — 0.5%
National Air Cargo Group, Inc.:
Series 1, 12.38%, 9/02/15	109	111,670
Series 2, 12.38%, 8/16/15	110	112,848
		224,518
Airlines — 1.8%
Air Canada, 9.25%, 8/01/15 (b)	130	118,300
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 4/15/23	67	64,320
American Airlines, Inc., Series 2011-1-B, 7.00%, 1/31/18 (b)	79	61,193
Continental Airlines, Inc.:
6.75%, 9/15/15 (b)	90	87,525
Series 2010-1-B, 6.00%, 7/12/20	100	92,000

Corporate Bonds	Par (000)	Value
Airlines (concluded)
US Airways Pass-Through Trust, 10.88%, 10/22/14	$110	$107,800
United Air Lines, Inc., 12.75%, 7/15/12	246	255,341
		786,479
Auto Components — 2.4%
B-Corp Merger Sub, Inc., 8.25%, 6/01/19 (b)	35	31,850
Dana Holding Corp., 6.75%, 2/15/21	80	80,300
Delphi Corp., 6.13%, 5/15/21 (b)	30	30,225
Ford Motor Co., 7.45%, 7/16/31	130	152,425
Icahn Enterprises LP, 8.00%, 1/15/18	650	663,000
Stanadyne Corp., Series 1, 10.00%, 8/15/14	90	81,450
		1,039,250
Beverages — 0.1%
Cott Beverages, Inc., 8.13%, 9/01/18	43	46,010
Biotechnology — 0.1%
QHP Pharma, 10.25%, 3/15/15 (b)	50	50,609
Building Products — 0.8%
Building Materials Corp. of America, 6.75%, 5/01/21 (b)	250	248,750
Momentive Performance Materials, Inc.:
11.50%, 12/01/16	80	57,200
9.00%, 1/15/21	45	32,063
		338,013
Capital Markets — 1.1%
American Capital Ltd., 7.96%, 12/31/13 (c)	90	90,432
E*Trade Financial Corp.:
12.50%, 11/30/17 (d)	180	203,400
Series A, 2.51%, 8/31/19 (e)(f)	71	63,012
KKR Group Finance Co., 6.38%, 9/29/20 (b)	110	113,008
		469,852
Chemicals — 3.3%
American Pacific Corp., 9.00%, 2/01/15	140	135,625
Ashland, Inc., 9.13%, 6/01/17	70	77,700
Celanese US Holdings LLC, 5.88%, 6/15/21	300	305,250
Chemtura Corp., 7.88%, 9/01/18	65	66,462
Hexion US Finance Corp., 9.00%, 11/15/20	50	39,250
Huntsman International LLC, 8.63%, 3/15/21	25	25,375

Portfolio Abbreviation
FKA	Formerly Known As

BLACKROCK HIGH YIELD TRUST	NOVEMBER 30, 2011	1

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Chemicals (concluded)
Kinove German Bondco GmbH, 9.63%, 6/15/18 (b)	$200	$181,000
Kraton Polymers LLC, 6.75%, 3/01/19	20	18,500
Lyondell Chemical Co., 11.00%, 5/01/18	292	314,824
LyondellBasell Industries NV, 6.00%, 11/15/21 (b)	25	25,500
Nexeo Solutions LLC, 8.38%, 3/01/18 (b)	30	29,325
PolyOne Corp., 7.38%, 9/15/20	35	35,700
Solutia, Inc., 7.88%, 3/15/20	105	111,825
TPC Group LLC, 8.25%, 10/01/17	55	54,863
		1,421,199
Commercial Banks — 2.4%
CIT Group, Inc.:
7.00%, 5/01/15	90	90,000
7.00%, 5/02/16 (b)	385	380,187
7.00%, 5/01/17	317	313,830
7.00%, 5/02/17 (b)	240	236,400
		1,020,417
Commercial Services & Supplies — 1.7%
ACCO Brands Corp., 10.63%, 3/15/15	125	138,437
ARAMARK Corp., 8.50%, 2/01/15	4	4,100
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b)	181	180,800
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (b)	12	10,680
Iron Mountain, Inc., 7.75%, 10/01/19	60	61,950
Mobile Mini, Inc., 7.88%, 12/01/20	60	60,000
RSC Equipment Rental, Inc.:
10.00%, 7/15/17 (b)	100	109,250
8.25%, 2/01/21	148	140,600
West Corp., 8.63%, 10/01/18	25	24,938
		730,755
Construction & Engineering — 0.1%
Boart Longyear Management Ltd., 7.00%, 4/01/21 (b)	35	34,650
Consumer Finance — 2.8%
Credit Acceptance Corp., 9.13%, 2/01/17	105	107,363
Ford Motor Credit Co. LLC:
3.15%, 1/13/12 (g)	110	110,165
7.00%, 4/15/15	500	538,244
12.00%, 5/15/15	120	146,041
6.63%, 8/15/17	230	246,725
Springleaf Finance Corp., 6.90%, 12/15/17	100	67,250
		1,215,788
Containers & Packaging — 0.5%
Berry Plastics Corp., 8.25%, 11/15/15	20	21,200

Corporate Bonds	Par (000)	Value
Containers & Packaging (concluded)
Graphic Packaging International, Inc., 7.88%, 10/01/18	$60	$63,900
Pregis Corp., 12.38%, 10/15/13	95	88,350
Rock-Tenn Co., 9.25%, 3/15/16	10	10,600
Sealed Air Corp., 8.38%, 9/15/21 (b)	40	42,700
		226,750
Diversified Financial Services — 5.1%
Ally Financial, Inc.:
8.30%, 2/12/15	150	151,875
6.25%, 12/01/17	100	91,889
8.00%, 3/15/20	300	295,875
7.50%, 9/15/20	120	115,950
8.00%, 11/01/31	420	399,000
8.00%, 11/01/31	120	110,598
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16	75	76,688
DPL, Inc., 7.25%, 10/15/21 (b)	130	136,825
Leucadia National Corp.:
8.13%, 9/15/15	140	147,700
7.13%, 3/15/17	26	26,260
Reynolds Group Issuer, Inc. (b):
8.75%, 10/15/16	250	258,125
7.88%, 8/15/19	100	100,500
6.88%, 2/15/21	65	62,075
8.25%, 2/15/21	110	93,500
WMG Acquisition Corp. (b):
9.50%, 6/15/16	20	21,000
11.50%, 10/01/18	95	93,575
		2,181,435
Diversified Telecommunication Services — 3.5%
Broadview Networks Holdings, Inc., 11.38%, 9/01/12	195	158,437
Level 3 Escrow, Inc., 8.13%, 7/01/19 (b)	490	463,050
Level 3 Financing, Inc., 8.75%, 2/15/17	15	14,925
Qwest Communications International, Inc.:
7.50%, 2/15/14	300	301,875
8.00%, 10/01/15	200	213,500
Series B, 7.50%, 2/15/14	270	271,687
Windstream Corp.:
8.13%, 8/01/13	25	26,438
7.88%, 11/01/17	35	36,575
		1,486,487
Electronic Equipment, Instruments & Components — 0.1%
Jabil Circuit, Inc., 8.25%, 3/15/18	40	45,400
Energy Equipment & Services — 3.3%
Antero Resources Finance Corp., 7.25%, 8/01/19 (b)	25	25,000
Calfrac Holdings LP, 7.50%, 12/01/20 (b)	65	62,725

BLACKROCK HIGH YIELD TRUST	NOVEMBER 30, 2011	2

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Energy Equipment & Services (concluded)
Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17	$65	$64,675
Exterran Holdings, Inc., 7.25%, 12/01/18 (b)	60	57,000
Forbes Energy Services Ltd., 9.00%, 6/15/19	60	55,800
Frac Tech Services LLC, 7.63%, 11/15/18 (b)	295	297,212
Key Energy Services, Inc., 6.75%, 3/01/21	75	74,156
MEG Energy Corp., 6.50%, 3/15/21 (b)	150	150,750
Oil States International, Inc., 6.50%, 6/01/19	50	50,250
Peabody Energy Corp., 6.25%, 11/15/21 (b)	440	443,300
SunCoke Energy, Inc., 7.63%, 8/01/19 (b)	35	34,300
Transocean, Inc., 6.38%, 12/15/21	125	124,933
		1,440,101
Food Products — 0.1%
Darling International, Inc., 8.50%, 12/15/18	40	44,000
Smithfield Foods, Inc., 10.00%, 7/15/14	6	6,870
		50,870
Health Care Equipment & Supplies — 1.2%
DJO Finance LLC:
10.88%, 11/15/14	385	362,862
7.75%, 4/15/18	20	16,050
ExamWorks Group, Inc., 9.00%, 7/15/19 (b)	21	18,743
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (b)	80	89,000
Teleflex, Inc., 6.88%, 6/01/19	50	50,563
		537,218
Health Care Providers & Services — 5.4%
Aviv Healthcare Properties LP, 7.75%, 2/15/19	65	61,425
Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 (b)	54	56,025
HCA, Inc.:
8.50%, 4/15/19	25	27,000
6.50%, 2/15/20	335	333,325
7.88%, 2/15/20	115	121,037
7.25%, 9/15/20	410	421,275
7.50%, 2/15/22	135	132,975
Health Management Associates, Inc., 7.38%, 1/15/20 (b)	70	70,438
IASIS Healthcare LLC, 8.38%, 5/15/19 (b)	125	104,062
INC Research LLC, 11.50%, 7/15/19 (b)	70	63,000

Corporate Bonds	Par (000)	Value
Health Care Providers & Services (concluded)
Omnicare, Inc., 7.75%, 6/01/20	$160	$168,600
Symbion, Inc., 8.00%, 6/15/16 (b)	55	50,875
Tenet Healthcare Corp.:
10.00%, 5/01/18	279	313,875
6.25%, 11/01/18 (b)	55	54,175
Tenet Healthcare Corp. (concluded):
8.88%, 7/01/19	245	267,050
inVentiv Health, Inc. (b):
10.00%, 8/15/18	20	18,950
10.00%, 8/15/18	50	47,375
		2,311,462
Health Care Technology — 1.1%
IMS Health, Inc., 12.50%, 3/01/18 (b)	410	457,150
Hotels, Restaurants & Leisure — 2.1%
Diamond Resorts Corp., 12.00%, 8/15/18	200	189,500
El Dorado Resorts LLC, 8.63%, 6/15/19 (b)	25	22,063
MGM Mirage, 13.00%, 11/15/13	25	28,812
MGM Resorts International:
10.38%, 5/15/14	465	520,800
11.13%, 11/15/17	30	33,562
Travelport LLC:
4.95%, 9/01/14 (g)	20	9,900
9.88%, 9/01/14	5	3,025
6.53%, 12/01/16	131	96,056
Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (a)(h)	25	3
		903,721
Household Durables — 1.6%
Ashton Woods USA LLC, 11.00%, 6/30/15 (b)(i)	145	99,325
Beazer Homes USA, Inc., 12.00%, 10/15/17	40	41,600
Jarden Corp., 8.00%, 5/01/16	40	43,200
Ryland Group, Inc., 6.63%, 5/01/20	75	66,187
Standard Pacific Corp.:
10.75%, 9/15/16	300	306,000
8.38%, 1/15/21	50	46,125
United Rentals North America, Inc., 8.38%, 9/15/20	70	68,950
		671,387
IT Services — 1.7%
First Data Corp. (b):
7.38%, 6/15/19	175	164,500
8.88%, 8/15/20	90	90,000
8.25%, 1/15/21	70	60,550
12.63%, 1/15/21	106	87,450
SunGard Data Systems, Inc.:
10.63%, 5/15/15	100	105,500
7.38%, 11/15/18	130	128,050
7.63%, 11/15/20	100	99,000
		735,050

BLACKROCK HIGH YIELD TRUST	NOVEMBER 30, 2011	3

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Independent Power Producers & Energy Traders — 2.8%
AES Corp., 7.38%, 7/01/21 (b)	$110	$114,675
Calpine Corp. (b):
7.25%, 10/15/17	35	35,700
Calpine Corp.(b) (concluded):
7.50%, 2/15/21	35	35,700
7.88%, 1/15/23	105	108,412
Energy Future Holdings Corp., 10.00%, 1/15/20	575	589,375
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20	73	75,190
NRG Energy, Inc., 7.63%, 1/15/18	265	261,025
		1,220,077
Industrial Conglomerates — 2.3%
Sequa Corp. (b):
11.75%, 12/01/15	350	370,125
13.50%, 12/01/15	586	625,317
		995,442
Insurance — 0.6%
CNO Financial Group, Inc., 9.00%, 1/15/18 (b)	61	64,050
Genworth Financial, Inc., 7.63%, 9/24/21	70	63,496
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)	40	35,200
USI Holdings Corp., 4.33%, 11/15/14 (b)(g)	100	90,500
		253,246
Machinery — 0.9%
AGY Holding Corp., 11.00%, 11/15/14	170	107,100
Navistar International Corp.:
3.00%, 10/15/14 (e)	200	213,250
8.25%, 11/01/21	45	46,913
SPX Corp., 6.88%, 9/01/17	30	31,500
		398,763
Media — 12.2%
AMC Networks, Inc., 7.75%, 7/15/21 (b)	40	42,300
Affinion Group, Inc., 7.88%, 12/15/18	130	108,225
CCH II LLC, 13.50%, 11/30/16	179	205,724
CSC Holdings, Inc., 8.50%, 4/15/14	80	88,700
CCO Holdings LLC, 7.38%, 6/01/20	40	40,000
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15 (b)	35	25,375
Checkout Holding Corp., 10.98%, 11/15/15 (b)(f)	110	54,450
Cinemark USA, Inc., 8.63%, 6/15/19	35	37,625
Clear Channel Communications, Inc., 9.00%, 3/01/21	140	115,500

Corporate Bonds	Par (000)	Value
Media (concluded)
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17	$246	$257,685
Series B, 9.25%, 12/15/17	966	1,016,715
Cox Enterprises, Inc.:
Loan Close 2, 12.00%, 8/15/18	126	128,745
Loan Close 3, 4.00%, 8/15/18	144	147,194
Shares Loan, 12.00%, 8/15/18	149	151,809
DISH DBS Corp.:
7.00%, 10/01/13	40	41,900
6.75%, 6/01/21	200	195,000
Gray Television, Inc., 10.50%, 6/29/15	250	232,500
Harland Clarke Holdings Corp.:
6.00%, 5/15/15 (g)	50	33,750
9.50%, 5/15/15	45	33,300
Intelsat Luxemburg SA:
11.25%, 6/15/16	260	270,400
11.50%, 2/04/17 (d)	113	103,678
Interactive Data Corp., 10.25%, 8/01/18	150	160,500
The Interpublic Group of Cos., Inc., 10.00%, 7/15/17	55	63,044
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (b)	125	119,062
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (b)	105	109,463
Nielsen Finance LLC, 7.75%, 10/15/18	600	634,500
The New York Times Co., 6.63%, 12/15/16	225	227,250
ProQuest LLC, 9.00%, 10/15/18 (b)	85	68,000
ProtoStar I Ltd., 18.00%, 10/15/12 (a)(b)(e)(h)	414	207
UPC Holding BV, 9.88%, 4/15/18 (b)	100	103,000
Unitymedia Hessen GmbH & Co. KG (FKA UPC Germany GmbH), 8.13%, 12/01/17 (b)	400	413,000
		5,228,601
Metals & Mining — 2.1%
FMG Resources August 2006 Property Ltd., 6.88%, 2/01/18 (b)	15	13,763
Goldcorp, Inc., 2.00%, 8/01/14	85	114,856
Newmont Mining Corp., Series A, 1.25%, 7/15/14	90	140,062
Novelis, Inc., 8.75%, 12/15/20	545	574,975
Taseko Mines Ltd., 7.75%, 4/15/19	70	63,350
		907,006
Multiline Retail — 2.4%
Dollar General Corp., 11.88%, 7/15/17 (d)	929	1,026,545

BLACKROCK HIGH YIELD TRUST	NOVEMBER 30, 2011	4

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels — 9.7%
Alpha Natural Resources, Inc., 6.25%, 6/01/21	$75	$71,625
Arch Coal, Inc.:
7.25%, 10/01/20	55	53,900
7.25%, 6/15/21 (b)	140	135,800
Berry Petroleum Co., 8.25%, 11/01/16	80	82,400
Bill Barrett Corp., 9.88%, 7/15/16	5	5,475
Carrizo Oil & Gas, Inc., 8.63%, 10/15/18	20	19,850
Chesapeake Energy Corp.:
6.63%, 8/15/20	31	32,085
6.13%, 2/15/21	90	90,225
2.25%, 12/15/38	125	105,937
Chesapeake Oilfield Operating LLC, 6.63%, 11/15/19 (b)	80	78,900
Coffeyville Resources LLC, 9.00%, 4/01/15 (b)	45	47,925
Concho Resources, Inc., 7.00%, 1/15/21	70	72,800
Consol Energy, Inc., 8.25%, 4/01/20	330	354,750
Continental Resources, Inc., 7.13%, 4/01/21	60	64,800
Copano Energy LLC, 7.13%, 4/01/21	55	55,000
Crosstex Energy LP, 8.88%, 2/15/18	30	31,950
Denbury Resources, Inc.:
8.25%, 2/15/20	109	118,401
6.38%, 8/15/21	60	61,200
EV Energy Partners LP, 8.00%, 4/15/19	25	24,750
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17	65	66,625
7.75%, 6/15/19	150	144,000
Hilcorp Energy I LP, 7.63%, 4/15/21 (b)	125	128,750
Kodiak Oil & Gas Corp., 8.13%, 12/01/19 (b)	55	55,825
Linn Energy LLC:
6.50%, 5/15/19 (b)	30	28,500
8.63%, 4/15/20	50	52,250
7.75%, 2/01/21	165	165,000
MarkWest Energy Partners LP, 6.75%, 11/01/20	25	25,719
Niska Gas Storage US LLC, 8.88%, 3/15/18	220	214,500
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/01/18 (b)	700	665,000
Oasis Petroleum, Inc.:
7.25%, 2/01/19 (b)	55	56,100
6.50%, 11/01/21	50	48,625
Petrohawk Energy Corp.:
10.50%, 8/01/14	65	72,394
7.88%, 6/01/15	15	15,975
7.25%, 8/15/18	55	61,600

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (b)	$95	$94,525
Pioneer Natural Resources Co.:
6.88%, 5/01/18	75	84,061
7.50%, 1/15/20	25	28,997
Plains Exploration & Production Co.:
6.63%, 5/01/21	130	131,300
6.75%, 2/01/22	110	112,200
Precision Drilling Corp., 6.50%, 12/15/21 (b)	45	45,000
Range Resources Corp.:
8.00%, 5/15/19	20	22,200
5.75%, 6/01/21	160	170,800
SM Energy Co., 6.63%, 2/15/19 (b)	20	20,200
SandRidge Energy, Inc., 7.50%, 3/15/21	160	146,400
		4,164,319
Paper & Forest Products — 2.4%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (b)(d)	21	13,402
Boise Paper Holdings LLC:
9.00%, 11/01/17	20	21,500
8.00%, 4/01/20	30	31,575
Clearwater Paper Corp.:
10.63%, 6/15/16	70	77,700
7.13%, 11/01/18	95	98,325
Georgia-Pacific LLC, 8.25%, 5/01/16 (b)	285	313,233
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (b)	55	55,275
NewPage Corp., 11.38%, 12/31/14 (a)(h)	365	254,587
Sappi Papier Holding GmbH, 6.63%, 4/15/21 (b)	25	21,500
Verso Paper Holdings LLC, 11.50%, 7/01/14	135	137,700
		1,024,797
Pharmaceuticals — 0.7%
Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19 (b)	30	30,750
Jaguar Holding Co. II, 9.50%, 12/01/19 (b)	70	70,350
Valeant Pharmaceuticals International, 6.50%, 7/15/16 (b)	225	217,688
		318,788
Professional Services — 0.6%
FTI Consulting, Inc.:
7.75%, 10/01/16	100	103,500
6.75%, 10/01/20	150	151,313
		254,813
Real Estate Investment Trusts (REITs) — 0.2%
The Rouse Co. LP, 6.75%, 11/09/15	85	85,000

BLACKROCK HIGH YIELD TRUST	NOVEMBER 30, 2011	5

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Real Estate Management & Development — 1.6%
CB Richard Ellis Services, Inc., 6.63%, 10/15/20	$55	$55,413
Realogy Corp.:
11.50%, 4/15/17 (i)	75	57,187
12.00%, 4/15/17 (i)	15	11,250
7.88%, 2/15/19 (b)	420	361,200
Shea Homes LP, 8.63%, 5/15/19 (b)	205	187,575
		672,625
Road & Rail — 1.2%
Avis Budget Car Rental LLC, 8.25%, 1/15/19	75	72,188
Florida East Coast Railway Corp., 8.13%, 2/01/17	80	79,700
The Hertz Corp.:
7.50%, 10/15/18	150	150,375
6.75%, 4/15/19	15	14,550
7.38%, 1/15/21	195	193,050
		509,863
Semiconductors & Semiconductor Equipment — 0.1%
Spansion LLC, 7.88%, 11/15/17 (b)	50	51,000
Specialty Retail — 2.0%
Asbury Automotive Group, Inc.:
7.63%, 3/15/17	60	58,200
8.38%, 11/15/20	60	59,400
Limited Brands, Inc., 8.50%, 6/15/19	140	161,700
QVC, Inc. (b):
7.13%, 4/15/17	40	41,900
7.50%, 10/01/19	100	106,250
7.38%, 10/15/20	55	58,438
Sally Holdings LLC / Sally Capital, Inc., 6.88%, 11/15/19 (b)	50	51,125
Sonic Automotive, Inc., 9.00%, 3/15/18	65	67,762
Toys ‘R’ US-Delaware, Inc., 7.38%, 9/01/16 (b)	70	69,300
United Auto Group, Inc., 7.75%, 12/15/16	165	167,475
		841,550
Wireless Telecommunication Services — 3.9%
Cricket Communications, Inc.,7.75%, 5/15/16	250	249,375
Crown Castle International Corp., 7.13%, 11/01/19	40	42,900
Digicel Group Ltd. (b):
9.13%, 1/15/15 (d)	294	289,590
8.25%, 9/01/17	230	226,550
iPCS, Inc., 2.55%, 5/01/13 (g)	140	127,400
MetroPCS Wireless, Inc., 6.63%, 11/15/20	130	113,425
Sprint Capital Corp., 6.88%, 11/15/28	240	167,400

Corporate Bonds	Par (000)	Value
Wireless Telecommunication Services (concluded)
Sprint Nextel Corp., 9.00%, 11/15/18 (b)	$460	$463,450
		1,680,090
Household Products — 0.3%
Spectrum Brands Holdings, Inc., 9.50%, 6/15/18 (b)	100	108,750
Total Corporate Bonds – 89.6%		38,524,146

Floating Rate Loan Interests (g)
Airlines — 0.3%
Delta Air Lines, Inc., Credit New Term Loan B, 5.50%, 4/20/17	150	142,368
Building Products — 0.0%
Goodman Global Holdings, Inc., Term Loan (Second Lien), 9.00%, 10/30/17	20	20,446
Commercial Services & Supplies — 0.9%
AWAS Finance Luxembourg Sarl, Term Loan B, 5.25%, 6/10/16	113	111,338
Volume Services America, Inc., Term Loan B, 10.50%, 9/16/16	163	160,696
Delos Aircraft, Inc., Term Loan B2, 7.00%, 3/17/16	100	100,100
		372,134
Construction & Engineering — 0.6%
Safway Services, LLC, Mezzanine Loan, 7.25%, 12/16/17	250	250,000
Consumer Finance — 1.7%
Springleaf Finance Corp. (FKA AGFS Funding Co.), Term Loan, 5.50%, 5/10/17	840	728,179
Diversified Consumer Services — 0.0%
ServiceMaster Co.:
Delayed Draw Term Loan, 2.80%, 7/24/14	1	1,282
Term Loan, 2.78%, 7/24/14	14	12,872
		14,154
Diversified Telecommunication Services — 0.5%
Level 3 Financing, Inc.:
Term Loan B3, 5.75%, 8/31/18	150	145,125
Tranche A Term Loan, 2.65%, 3/13/14	75	70,406
		215,531
Energy Equipment & Services — 2.2%
Dynegy Holdings, Inc.:
Coal Co. Term Loan, 9.25%, 8/04/16	336	335,066

BLACKROCK HIGH YIELD TRUST	NOVEMBER 30, 2011	6

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (g)	Par (000)	Value
Energy Equipment & Services (concluded)
Dynegy Holdings, Inc. (concluded):
Gas Co. Term Loan, 9.25%, 8/04/16	$614	$618,769
		953,835
Food Products — 0.3%
Advance Pierre Foods, Inc., (Second Lien) Term Loan, 11.25%, 9/29/17	135	134,268
Health Care Providers & Services — 0.9%
Harden Healthcare, Inc.:
Term Loan A, 8.50%, 3/02/15	72	70,310
Tranche A Additional Term Loan, 7.75%, 3/02/15	85	83,095
Health Management Associates, Term Loan B, 4.50%, 11/16/18	65	64,702
inVentiv Health, Inc. (FKA Ventive Health, Inc.), Combined Term Loan, 6.50%, 8/04/16	178	173,467
		391,574
Hotels, Restaurants & Leisure — 0.3%
Caesars Entertainment Operating Co., Inc., Term Loan B3, 3.00%, 1/28/15	64	54,470
Travelport LLC, (FKA Travelport, Inc.):
Extended Team Loan A, 6.00%, 9/28/12	30	14,759
Extended Team Loan B, 13.87%, 12/01/16	90	16,438
Team Loan B, 13.87%, 12/01/16	65	47,539
		133,206
Independent Power Producers & Energy Traders — 0.8%
Texas Competitive Electric Holdings Co. LLC (TXU), Extended Term Loan, 4.78%, 10/10/17	506	329,359
Industrial Conglomerates — 0.2%
Sequa Corp., Incremental Term Loan, 6.25%, 12/03/14	75	74,812
Media — 4.5%
Cengage Learning Acquisitions, Inc. (FKA Thomson Learning), Tranche 1 Incremental Term Loan, 7.50%, 7/03/14	242	222,929
HMH Publishing Co., Ltd., Term Loan, 6.44%, 6/12/14	145	99,822
Intelsat Jackson Holdings SA, Tranche B Term Loan, 5.25%, 4/02/18	1,244	1,227,171

Floating Rate Loan Interests (g)	Par (000)	Value
Media (concluded)
Newsday LLC, Fixed Rate Term Loan, 10.50%, 8/01/13	$375	$385,781
		1,935,703
Oil, Gas & Consumable Fuels — 0.7%
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15	303	301,736
Paper & Forest Products — 0.5%
NewPage Corp., DIP Term Loan, 8.00%, 3/07/13	100	100,375
Verso Paper Finance Holdings LLC, Term Loan, 6.68%, 2/01/13	223	111,677
		212,052
Pharmaceuticals — 0.2%
Pharmaceutical Products Development:
Bridge Term Loan, 9.50%, 11/02/12	275	—
Term Loan B, 6.25%, 12/05/18	65	64,083
		64,083
Real Estate Investment Trusts (REITs) — 0.5%
Istar Financial, Inc., Term Loan A1, 5.00%, 6/28/13	232	228,423
Real Estate Management & Development — 0.3%
Realogy Corp.:
Extended Letter of Credit, 4.44%, 10/10/16	17	15,439
Extended Term Loan, 4.69%, 10/10/16	123	108,556
		123,995
Specialty Retail — 0.1%
Claire’s Stores, Inc., Term Loan B, 3.04%, 5/29/14	24	20,820
Wireless Telecommunication Services — 1.2%
Vodafone Americas Finance 2, Inc.:
Initial Loan, 6.88%, 8/11/15	268	266,912
PIK Term Loan B, 6.25%, 7/11/16	250	248,125
		515,037
Total Floating Rate Loan Interests – 16.7%		7,161,715

BLACKROCK HIGH YIELD TRUST	NOVEMBER 30, 2011	7

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY) (Percentages shown are based on Net Assets)

Other Interests (j)	Beneficial Interest (000)	Value
Health Care Providers & Services — 0.0%
Critical Care Systems International, Inc.	5	$477
Total Other Interests – 0.0%		477

Preferred Securities
Capital Trust	Par (000)
Insurance — 0.2%
Genworth Financial, Inc., 6.15%, 11/15/66 (g)	$145	81,019
Total Capital Trust– 0.2%		81,019

Preferred Stocks	Shares
Diversified Financial Services — 0.1%
Ally Financial, Inc. (b)	50	35,028
Total Preferred Stocks– 0.1%		35,028

Trust Preferreds
Diversified Financial Services — 0.3%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (g)	8,470	160,930
Total Preferred Stocks– 0.3%		160,930
Total Preferred Securities – 0.6%		276,977

Warrants (k)
Diversified Telecommunication Services — 0.0%
NEON Communications, Inc. (Expires 12/02/12)	53,622	1
Media — 0.1%
Cumulus Media, Inc. (Expires 3/26/19)	13,665	39,464
Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/29/17)	61	1

Warrants (k)	Shares	Value
HMH Holdings/EduMedia (Expires 3/09/17)	1,184	$—
		1
Total Warrants – 0.1%		39,466
Total Long-Term Investments (Cost – $47,406,446) – 109.5%		47,079,867

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.13% (l)(m)	367,725	367,725
Total Short-Term Securities (Cost – $367,725) – 0.9%		367,725

Options Purchased	Contracts
Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC, Strike Price USD 942.86, Expires 12/21/19, Broker Goldman Sachs Bank USA	3	—
Total Options Purchased (Cost – $2,933) – 0.0%		—
Total Investments (Cost — $47,777,104*) - 110.4%		47,447,592
Liabilities in Excess of Other Assets – (10.4)%		(4,473,505)
Net Assets – 100.0%		$42,974,087

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$47,822,310
Gross unrealized appreciation	$1,521,632
Gross unrealized depreciation	(1,896,350)
Net unrealized depreciation	$(374,718)

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(d)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(e)	Convertible security.

(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(g)	Variable rate security. Rate shown is as of report date.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

BLACKROCK HIGH YIELD TRUST	NOVEMBER 30, 2011	8

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY) (Percentages shown are based on Net Assets)

(i)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(j)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(k)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(l)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at November 30, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	421,345	(53,620)	367,725	$109

(m)	Represents the current yield as of report date.

•	Credit default swaps on single-name issues - buy protection outstanding as of November 30, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation
K. Hovanian Enterprises, Inc.	5.00%	JPMorgan Chase Bank NA	12/20/15	$125	$33,472
Republic of Hungary	1.00%	Deutsche Bank AG	12/20/15	$50	3,881
Israel (State of)	1.00%	Deutsche Bank AG	3/20/16	$100	618
The New York Times Co.	1.00%	Barclays Bank Plc	12/20/16	$225	8,245
Total					$46,216

•	Credit default swaps on single-name issues - sold protection outstanding as of November 30, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)
CIT Group, Inc.	5.00%	Deutsche Bank AG	9/20/15	B+	$500	$(3,226)
Aramark Corp.	5.00%	Credit Suisse Securities (USA) LLC	9/20/16	B	$50	831
Aramark Corp.	5.00%	Goldman Sachs & Co.	9/20/16	B	$50	636
Total						$(1,759)

[1]	Using Standard & Poor’s (S&P’s) rating.

[2]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK HIGH YIELD TRUST	NOVEMBER 30, 2011	9

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of November 30, 2011 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$47,216	$8,738	$1,021,132	$1,077,086
Corporate Bonds	—	37,871,670	652,476	38,524,146
Floating Rate Loan Interests	—	5,698,841	1,462,874	7,161,715
Other Interests	—	—	477	477
Preferred Securities	160,930	116,047	—	276,977
Warrants	—	39,465	1	39,466
Short-Term Securities	367,725	—	—	367,725
Total	$575,871	$43,734,761	$3,136,960	$47,447,592

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$47,683	—	$47,683
Liabilities:
Credit contracts	—	—	$(3,226)	(3,226)
Total	—	$47,683	$(3,226)	$44,457

[1]	Derivative financial instruments are swaps and options. Swaps are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK HIGH YIELD TRUST	NOVEMBER 30, 2011	10

Schedule of Investments (concluded)	BlackRock High Yield Trust (BHY)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stock	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Securities	Warrants	Total
Assets/Liabilities:
Balance, as of August 31, 2011	$27,152	$688,980	$1,642,711	$477	$45,985	$34,922	$2,440,227
Accrued discounts/premiums	—	—	3,810	—	—	—	3,810
Net realized gain (loss)	—	8,873	6,071	—	54,100	—	69,044
Net change in unrealized appreciation/depreciation[2]	514,817	(15,501)	(104,703)	—	(45,985)	4,544	353,172
Purchases	479,163	—	41,277	—	—	—	520,440
Sales	—	(29,876)	(45,171)	—	(54,100)	—	(129,147)
Transfers in3	—	—	306,067	—	—	—	306,067
Transfers out[3]	—	—	(387,188)	—	—	(39,465)	(426,653)
Balance, as of November 30, 2011	$1,021,132	$652,476	$1,462,874	$477	$—	$1	$3,136,960

[2]	The change in unrealized appreciation/depreciation on securities still held at November 30, 2011 was $406,879.

[3]	The Trust’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

The following is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

Credit Contracts
Liabilities:
Balance, as of August 31, 2011	$—
Accrued discounts/premiums	7,043
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation	(3,226)
Purchases	—
Issuances[3]	(39,375)
Sales	—
Settlements[4]	—
Transfers in5	32,332
Transfers out[5]	—
—
Balance, as of November 30, 2011	$(3,226)

[3]	Issuances represent upfront cash received on certain derivative financial instruments.

[4]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

[5]	The Trust’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets.

BLACKROCK HIGH YIELD TRUST	NOVEMBER 30, 2011	11

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock High Yield Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock High Yield Trust

Date: January 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock High Yield Trust

Date: January 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock High Yield Trust

Date: January 23, 2012